Debt (Details Textual) $ in Thousands, € in Millions			1 Months Ended				3 Months Ended		9 Months Ended
	Aug. 04, 2017 USD ($)	Jul. 07, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 31, 2017 USD ($)	Jun. 16, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Aug. 04, 2017 EUR (€)	Mar. 17, 2017 USD ($)	Dec. 31, 2016 USD ($)
Repayments of Lines of Credit									$ 38,475	$ 0
Gain (Loss) on Extinguishment of Debt							$ (51,872)	$ 0	(51,872)	$ (23,591)
2016 Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 75,000
Line of Credit													$ 33,475
Line of Credit Facility, Interest Rate Description						the adjusted LIBOR, the adjusted Canadian dollar banker’s acceptance rate and the adjusted Euro interbank offered rate bear interest at rates of 4.75%, 5.75%, 5.75% and 5.75%, respectively, provided that each such rate is reduced by 25 basis points if the senior secured first lien net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2016 First Lien Credit Facility is less than or equal to 3.50:1.00 at the end of the most recent fiscal quarter.
2016 Revolving Credit Facility [Member] | 2016 Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 25,000
2016 Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate						4.75%
2016 Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						5.75%
2016 Revolving Credit Facility [Member] | Eurodollar [Member]
Debt Instrument, Basis Spread on Variable Rate						5.75%
2016 Revolving Credit Facility [Member] | Adjusted Canadian Dollar Banker's Acceptance Rate [Member]
Debt Instrument, Basis Spread on Variable Rate						5.75%
2016 First Lien Term Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,100,000
2016 First Lien Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						1,175,000
Line Of Credit, Incremental Borrowings												$ 30,000
Debt Issuance Costs, Gross						$ 81,900
Gain (Loss) on Extinguishment of Debt							22,600
2016 First Lien Credit Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Lines of Credit, Fair Value Disclosure													1,082,000
2016 First Lien Credit Facility [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate						5.00%
2016 First Lien Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						6.00%
2016 Second Lien Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 370,000
Line of Credit Facility, Interest Rate Description						(1) the adjusted LIBOR (a rate equal to the London interbank offered rate adjusted for statutory reserves, but which amount cannot be less than 1%) or (2) the alternate base rate (a rate that is highest of the (i) Deutsche Bank AG, New York Branchs prime lending rate, (ii) the overnight federal funds rate plus 50 basis points, (iii) the one-month adjusted LIBOR plus 1% or (iv) 2%), in each case, plus an applicable margin.
Line of Credit Facility, Dividend Restrictions						an amount that does not exceed the sum of (i) $57.5 million, plus (ii) the sum of the amount (which amount shall not be less than zero) equal to 50% of consolidated net income of the subsidiaries from January 1, 2016 to the end of the most recent quarter subject to certain conditions, plus (iii) certain other amounts set forth in the definition of Available Amount in the 2016 Second Lien Credit Facility or (y) so long as the total net leverage ratio under the 2016 Second Lien Credit Facility does not exceed 3.75 to 1.00
Repayments of Lines of Credit		$ 294,000			$ 294,000
Penalty And Accrued Interest		1.00%
Debt Issuance Costs, Gross						$ 24,000
Gain (Loss) on Extinguishment of Debt							5,000
2016 Second Lien Credit Facility [Member] | Capitol Acquisition Corp. III [Member]
Gain (Loss) on Extinguishment of Debt							23,300
2016 Second Lien Credit Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Lines of Credit, Fair Value Disclosure													$ 364,900
2016 Second Lien Credit Facility [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate						8.50%
2016 Second Lien Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						9.50%
2017 First Lien Credit Facility [Member]
Line of Credit							1,255,512		1,255,512
Line Of Credit, Incremental Borrowings	$ 131,200
Line of Credit Facility, Interest Rate Description	U.S. dollar borrowings under the 2017 First Lien Credit Facility, at the Companys option, at a rate based on (1) the adjusted LIBOR (a rate equal to the London interbank offered rate adjusted for statutory reserves) or (2) the alternate base rate (a rate that is highest of the (i) Deutsche Bank AG, New York Branchs prime lending rate, (ii) the overnight federal funds rate plus 50 basis points or (iii) the one-month adjusted LIBOR plus 1%), in each case, plus an applicable margin.
Line of Credit Facility, Dividend Restrictions	an amount that does not exceed the sum of (i) $50.0 million, plus (ii) the sum of the amount (which amount shall not be less than zero) equal to 50% of consolidated net income of the subsidiaries from January 1, 2016 to the end of the most recent quarter subject to certain conditions, plus (iii) certain other amounts set forth in the definition of Available Amount in the 2017 First Lien Credit Facility or (y) so long as the total net leverage ratio under the 2017 First Lien Credit Facility does not exceed 3.75 to 1.00
Debt Issuance Costs, Net	$ 9,000
Debt Issuance Costs, Gross	10,000
Gain (Loss) on Extinguishment of Debt	$ 1,000
2017 First Lien Credit Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Lines of Credit, Fair Value Disclosure							1,270,000		1,270,000
2017 First Lien Credit Facility [Member] | Eurodollar [Member]
Line of Credit Facility, Interest Rate Description	Interest is charged on Euro borrowings under the 2017 First Lien Credit Facility at a rate based on the adjusted EURIBOR (a rate equal to the Euro interbank offered rate adjusted for statutory reserves), plus an applicable margin.
2017 Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000
Line of Credit							0		0
Line of Credit Facility, Interest Rate Description	the alternate base rate, the adjusted LIBOR, and the adjusted Euro interbank offered rate bear interest at rates of 3.00%, 4.00%, and 4.00% respectively; provided that each such rate is reduced by 25 basis points if the first lien net leverage ratio of Canyon Companies S..r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility is less than or equal to 4.00:1.00 at the end of the most recent fiscal quarter.
Line of Credit Facility, Expiration Date	Jun. 16, 2022
2017 Revolving Credit Facility [Member] | 2017 Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000
Line of Credit							$ 1,300		$ 1,300
2017 First Lien Dollar Term Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 960,000
Line of Credit Facility, Interest Rate Description	the adjusted LIBOR is 4.25%, provided that each such rate is reduced by 25 basis points if the first lien net leverage ratio of Canyon Companies S..r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility is less than or equal to 4.00:1.00 at the end of the most recent fiscal quarter.
Line of Credit Facility, Interest Rate at Period End							5.58%		5.58%
Debt Instrument, Frequency of Periodic Payment									quarterly
2017 First Lien Dollar Term Credit Facility [Member] | Scenario, Forecast [Member]
Debt Instrument, Periodic Payment			$ 2,400
2017 First Lien Dollar Term Credit Facility [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	3.25%
2017 First Lien Dollar Term Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.25%
2017 First Lien Euro Term Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity | €											€ 250.0
Line of Credit Facility, Interest Rate Description	the adjusted LIBOR is 4.25%, provided that each such rate is reduced by 25 basis points if the first lien net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility is less than or equal to 4.00:1.00 at the end of the most recent fiscal quarter.
Line of Credit Facility, Interest Rate at Period End							4.25%		4.25%
Debt Instrument, Frequency of Periodic Payment									quarterly
2017 First Lien Euro Term Credit Facility [Member] | Scenario, Forecast [Member]
Debt Instrument, Periodic Payment | €				€ 0.6
2017 First Lien Euro Term Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.25%
2017 First Lien Term Credit Facility [Member]
Line of Credit Facility, Expiration Date	Jun. 16, 2023